Commitments And Contingencies (Future Minimum Payments Under Non-Cancelable Operating Leases) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contingencies And Commitments [Line Items]
2013	$ 1,349
2014	1,260
2015	618
2016	556
2017	580
Thereafter	2,654
Total	$ 7,017